Consolidated Balance Sheet - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 2,753,154	$ 3,265,075
Prepaid expenses	595,589	638,013
Total Current Assets	3,348,743	3,903,088
Marketable securities held in Trust Account	460,184,400	460,098,212
TOTAL ASSETS	463,533,143	464,001,300
Current Liabilities
Accrued expenses	801,521	753,547
Accrued offering costs	11,950	11,950
Total Current Liabilities	813,471	765,497
Warrant liability	51,493,331	65,646,664
Deferred underwriting payable	16,100,000	16,100,000
Total Liabilities	68,406,802	82,512,161
Commitments
Class A common stock subject to possible redemption, value	460,037,629	460,001,441
Stockholders' Equity (deficit)
Preferred stock value	0	0
Additional paid-in capital	3,103,850	3,103,850
Accumulated deficit	(68,016,288)	(81,617,302)
Total Stockholders' Equity (deficit)	(64,911,288)	(78,512,302)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	463,533,143	464,001,300
LCP Edge Intermediate, Inc. [Member]
Current Assets
Cash and cash equivalents	14,115,000	9,486,000	$ 7,307,000
Accounts receivable, net of allowance for doubtful accounts of $2,049 as of March 31, 2021, $2,032 and $732 at December 31, 2020 and 2019, respectively	27,014,000	18,576,000	23,719,000
Prepaid expenses	4,195,000	3,220,000	3,709,000
Income tax receivable	4,394,000	4,611,000
Inventories	21,770,000	23,202,000	19,435,000
Total Current Assets	71,488,000	59,095,000	54,170,000
Property and equipment, net	8,146,000	9,191,000	10,800,000
Intangible assets, net	50,254,000	50,935,000	60,293,000
Goodwill	98,535,000	98,531,000	98,520,000
Deferred tax assets, net	224,000	270,000	232,000
Other assets	6,142,000	4,813,000	2,336,000
TOTAL ASSETS	234,789,000	222,835,000	226,351,000
Current Liabilities
Accounts payable	22,415,000	18,485,000	14,257,000
Accrued offering costs	14,177,000	9,475,000	8,580,000
Other accrued expenses	2,860,000	2,458,000	2,946,000
Income tax payable			2,964,000
Current portion of unfavorable lease terms			144,000
Current portion of long-term debt due to related parties	5,197,000	512,000	8,927,000
Total Current Liabilities	44,649,000	30,930,000	37,818,000
Unfavorable lease terms, net of current portion			276,000
Other long-term liabilities	1,773,000	1,854,000	325,000
Long-term debt due to related parties, net of current portion	218,472,000	216,024,000	180,850,000
Deferred income taxes, net	3,100,000	3,987,000	8,290,000
Total Liabilities	267,994,000	252,795,000	227,559,000
Stockholders' Equity (deficit)
Additional paid-in capital	13,990,000	13,956,000	13,747,000
Note receivable from stockholder	(554,000)	(554,000)	(554,000)
Accumulated other comprehensive income	237,000	242,000	28,000
Accumulated deficit	(46,878,000)	(43,604,000)	(14,429,000)
Total Stockholders' Equity (deficit)	(33,205,000)	(29,960,000)	(1,208,000)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	234,789,000	222,835,000	$ 226,351,000
Class B Common Stock
Stockholders' Equity (deficit)
Common stock value	1,150	1,150
Total Stockholders' Equity (deficit)	$ 1,150	1,150
Previously Reported [Member]
Current Liabilities
Class A common stock subject to possible redemption, value		376,489,130
Stockholders' Equity (deficit)
Additional paid-in capital		43,911,821
Accumulated deficit		(38,913,797)
Total Stockholders' Equity (deficit)		5,000,009
Previously Reported [Member] | Class A Common Stock
Stockholders' Equity (deficit)
Common stock value		835
Total Stockholders' Equity (deficit)		$ 835